Employee benefits and KMP disclosures	12 Months Ended
Jun. 30, 2025
Employee benefits and KMP disclosures [Abstract]
Employee benefits and KMP disclosures
Section 7.	Employee benefits and KMP disclosures

7.1.	Employee benefits expensed

	2025	2024	2023
	$’000	$’000	$’000
Non-Executive Director fees	410	410	401
Executive Director fees[2]	313	311	516
Employee benefits expense	2,485	2,990	3,674
Share-based payments	3,164	1,633	1,376
Total employee benefit expense	6,372	5,344	5,967

7.2.	Key management personnel disclosure

Key management personnel (KMP) comprised the following:

	2025	2024	2023
	$’000	$’000	$’000
Salary and Short-term incentive	3,015	3,734	3,709
Post-employment benefits	75	121	101
Share-based payments	3,539	1,884	1,501
Total payments to KMP	6,629	5,739	5,311

Transactions with directors and KMP

With the exception of the disclosures within this note, no director or executive has entered into any material contracts with the Group since the end of the previous financial year and there were no material contracts involving directors’ or executive interests existing at year end.

The Company has entered into indemnity deeds to indemnify executives of the Company against certain liabilities incurred in the course of performing their duties.

7.3.	Share-based payments

Share-based compensation is provided to employees via rights or options to acquire shares in the Company. As described in note 5.1 Share capital, the Company has two share schemes in operation. Under these plans, options or performance rights which may be converted into ordinary shares have been granted to non-executive directors, senior executives, employees and a number of consultants.

The cost of these equity-settled transactions is determined by reference to the fair value at the date at which they are granted. The fair value of the options granted is determined using the Black & Scholes option pricing model. The fair value of the performance rights granted with time based hurdles is determined by using the 10 day Volume Weighted Average Price (VWAP) of the Company’s fully paid share capital, up to and including the date the performance rights are granted, and for the performance based performance rights the fair value is determined by using a Monte Carlo model for the valuation of the performance rights subject to the relative performance hurdle and for those rights subject to the business objectives, the valuation is equal to the value of the share price at grant date, multiplied by the number of shares anticipated to vest.

The cumulative expense recognized for equity-settled transactions at each reporting date reflects:

i.	the extent to which the vesting period has expired, and
ii.	the number of awards that, in the opinion of the directors of the Company, will ultimately vest.

This opinion is formed based on the best available information at balance date. Where an equity-settled award is cancelled, the estimate is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately.

Each plan is described in more detail below.

Equity Incentive Plan – established at the 2018 AGM

A new Equity Incentive Plan was established following the Annual General Meeting (AGM) held on October 31 2018. The purpose of the new Equity Incentive Plan (“the Plan”) is to provide eligible persons the opportunity to participate in the growth and profits of the Company and to attract, motivate and retain their services to promote the Company’s long-term success.

Under the terms of the Plan, the Board may at its discretion invite eligible persons to participate in a grant of awards. An award may be either an option or performance right, to acquire a share in the capital of the Company in accordance with the Plan rules.

Options and rights issued under the terms and condition of the new ioneer Equity Incentive Plan are as follows:

Type	Key terms	Expiry Date
Options
Non-Executive Directors
The options were issued at an exercise price equal to the VWAP for the Company’s shares over the 10 trading days immediately before the date of the AGM.  The options vest after 12 months and expire 60 months from the date of issue.
Tranche 2: Nov 14, 2024
Performance rights – time-based
Retention on Employment
•    Agreements with early recruits included vesting in equal instalments after 12, 24 and 36 months. However, since mid-2019 a standard approach of vesting after 3 years has been implemented.
•    Conditional on the achievement of continuing employment
N/A
Deferred STI	• 12 month vesting period from July 1 the year following the relevant STI period • Conditional on the achievement of continuing employment	N/A
LTI grants	• 36 month vesting period from July 1 of relevant period • Conditional on the achievement of continuing employment	N/A

Type	Key terms	Expiry Date
Performance rights – performance-based
LTI grants
•     36 month vesting period from July 1 of relevant period
•     The Board will employ discretion in assessing Project results and determining vesting of performance units; below, at or above targets:
o     HSE: Top quartile HSE & Community performance (compared to North American Mining Projects)
o     Construction: Construction delivery compared to schedule at FID
o     Ops Readiness: Operational and business readiness on track (recruiting, systems, training etc.)
o     Cost Control: Project spend within margin established at FID
o     Share price: INR shareholder return compared to competitors
•     Unlike producing organizations with established operations that typically aim to deliver performance conditions tied to anticipated revenues, production levels and growth objectives, ioneer has a single pre-production project with less certainty or control over key deliverables.  Providing the Board with the discretion to assess the extent of delivery, the importance/value of the various targets delivered (or not) allows the ability to balance shareholder expectations and KMP reward, motivation and retention.
•     The Board will employ discretion in assessing Project results and determining the vesting of performance units; below, at or above targets (up to 200%)
N/A

Key features include:

•	The Board may at its discretion make invitations to or grant awards to eligible persons.
•	Award means an option or a performance right to acquire a Share in the capital of the Company.
•	Eligible Persons include executive directors or executive officers of the Group, employees, contractors or consultants of the group or any other person.
•	A participant may not sell or assign awards.
•
Within 30 days after the vesting date in respect of a vested performance right, the Company must either allocate shares or procure payment to the participant of a cash amount equal to the market price of the shares which would have otherwise been allocated.

•	At any time during the exercise period a participant may exercise any or all their vested options by paying the exercise price.

Whilst there are a number of options and performance rights remaining on issue under the terms and conditions of previous schemes, no further options or rights will be issued under these pre-existing schemes which are described below.

Share Option Plan

The Group established a Share Option Plan in 2010 (and reconfirmed it at the 2016 AGM) to assist in the attraction, retention and motivation of KMP and in the retention of key consultants. Key features include:

•	Full or part time employees or consultants of the Group are eligible to participate.
•	Options issued pursuant to the plan will be issued free of charge.
•	Options are time based and there are no performance conditions.
•	Options cannot be transferred and are not quoted on the ASX.
•	Options expire if not exercised 90 days after a participant resigns from the Company.
•
The exercise price of the options, at grant date, shall be as the directors in their absolute discretion determine, provided the exercise price shall not be less than the weighted average of the last sale price of the Company’s shares on ASX at the close of business on each of the 5 business days immediately preceding the date on which the directors resolve to grant the options.

•	The directors may limit the total number of options which may be exercised under the plan in any year.

A summary of options and performance rights on issue is set out in note 5.1.